UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05436
                                                     ---------

                          Phoenix Multi-Portfolio Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

         Kevin J. Carr, Esq.
   Vice President, Chief Legal Officer,               John H. Beers, Esq.
  Counsel and Secretary for Registrant             Vice President and Counsel
     Phoenix Life Insurance Company              Phoenix Life Insurance Company
             One American Row                           One American Row
         Hartford, CT 06103-2899                     Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                      Date of fiscal year end: November 30
                                               -----------

                    Date of reporting period: August 31, 2006
                                              ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

PHOENIX MULTI-PORTFOLIO FUND
GLOSSARY
AUGUST 31, 2006

ADR (American Depository Receipt)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

AMBAC
American Municipal Bond Assurance Corporation

FGIC
Financial Guaranty Insurance Company

FNMA ("Fannie Mae")
Federal National Mortgage Association

FSA
Financial Security Assurance, Inc.

GNMA ("Ginnie Mae")
Government National Mortgage Association

MBIA
Municipal Bond Insurance Association

NVDR (Non-Voting Depository Receipt)
Trading instruments issued in place of stocks by the Stock Exchange of Thailand in order to simulate foreign investment in Thai companies. NVDR holders receive all financial benefits as a company's ordinary shareholders - dividends, right issues, or warrants - except voting rights.

PIK (Payment-in-Kind Security)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

PSF
Permanent School Fund

Q-SBLF
Qualified School Board Loan Fund

Radian
Radian Asset Assurance, Inc.

REITs (Real Estate Investment Trust)
Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADR's must be sponsored to be able to trade on the NYSE.

XLCA
XL Capital Assurance, Inc.

Phoenix Emerging Markets Bond Fund


                             SCHEDULE OF INVESTMENTS
                                 AUGUST 31, 2006
                                   (UNAUDITED)



                                                 PAR VALUE
                                                   (000)              VALUE
                                                 ----------       --------------
FOREIGN GOVERNMENT SECURITIES--51.0%

ARGENTINA--0.6%
Republic of Argentina PIK Interest Capitalization
  5.83%, 12/31/33(c)                                     34(g)    $       13,778
Republic of Argentina Series GDP
  0%, 12/15/35(c)                                $    2,050              195,749
Republic of Argentina Series PGDP
  0%, 12/15/35(c)                                        97(g)             2,729
                                                                  --------------
                                                                         212,256
                                                                  --------------
BOSNIA & HERZEGOVINA--0.2%
Bosnia & Herzegovina 0%, 12/11/17                       200(k)            91,706

BRAZIL--12.7%
Federative Republic of Brazil 10.50%, 7/14/14         1,750            2,201,500
Federative Republic of Brazil 7.875%, 3/7/15            500              550,750
Federative Republic of Brazil 8.875%, 10/14/19        1,700            2,016,200
                                                                  --------------
                                                                       4,768,450
                                                                  --------------
COLOMBIA--4.6%
Republic of Colombia 12%, 10/22/15                  600,000(l)           288,910
Republic of Colombia 8.125%, 5/21/24                    800              884,000
Republic of Columbia 11.75%, 3/1/10               1,230,000(l)           549,660
                                                                  --------------
                                                                       1,722,570
                                                                  --------------
COSTA RICA--1.1%
Republic of Costa Rica RegS 8.11%, 2/1/12(f)            300              323,550
Republic of Costa Rica RegS 8.05%, 1/31/13(f)           100              107,900
                                                                  --------------
                                                                         431,450
                                                                  --------------
DOMINICAN REPUBLIC--0.6%
Dominican Republic 144A 8.625%, 4/20/27(b)              100              105,500
Dominican Republic RegS 9.50%, 9/27/11(f)               118              127,163
                                                                  --------------
                                                                         232,663
                                                                  --------------
ECUADOR--1.6%
Republic of Ecuador 144A 9.375%, 12/15/15(b)            100              102,750
Republic of Ecuador RegS 9%, 8/15/30(c)(f)              500              501,000
                                                                  --------------
                                                                         603,750
                                                                  --------------
EL SALVADOR--1.4%
Republic of El Salvador 144A 7.625%, 9/21/34(b)         250              269,125

                                                 PAR VALUE
                                                   (000)              VALUE
                                                 ----------       --------------
EL SALVADOR--(CONTINUED)
Republic of El Salvador RegS 7.65%, 6/15/35(f)   $      250       $      263,125
                                                                  --------------
                                                                         532,250
                                                                  --------------
INDONESIA--1.6%
Republic of Indonesia 144A 6.875%, 3/9/17(b)            400              405,000
Republic of Indonesia RegS 6.875%, 3/9/17(f)            200              201,483
                                                                  --------------
                                                                         606,483
                                                                  --------------
IRAQ--0.6%
Republic of Iraq RegS 5.80%, 1/15/28(f)                 350              226,625

PERU--1.0%
Republic of Peru 7.35%, 7/21/25                         235              249,100
Republic of Peru 8.75%, 11/21/33                        100              121,000
                                                                  --------------
                                                                         370,100
                                                                  --------------
PHILIPPINES--4.6%
Republic of Philippines 8.375%, 2/15/11               1,000            1,078,750
Republic of Philippines 8%, 1/15/16                     250              270,937
Republic of Philippines 9.50%, 2/2/30                   300              366,750
                                                                  --------------
                                                                       1,716,437
                                                                  --------------
RUSSIA--3.8%
Russian Federation RegS 11%, 7/24/18(f)               1,000            1,440,000

SERBIA--1.2%
Republic of Serbia RegS 3.75%, 11/1/24(c)(f)            500              447,275

TURKEY--6.6%
Republic of Turkey 9.875%, 3/19/08                      800              849,000
Republic of Turkey 11%, 1/14/13                       1,000            1,210,000
Republic of Turkey 8%, 2/14/34                          400              420,500
                                                                  --------------
                                                                       2,479,500
                                                                  --------------
UKRAINE--0.9%
Republic of Ukraine RegS 8.235%, 8/5/09(c)(f)           300              319,650

URUGUAY--2.7%
Republic of Uruguay 9.25%, 5/17/17                      200              233,500
Republic of Uruguay 8%, 11/18/22                        750              789,375
                                                                  --------------
                                                                       1,022,875
                                                                  --------------

Phoenix Emerging Markets Bond Fund
                                                 PAR VALUE
                                                   (000)              VALUE
                                                 ----------       --------------

VENEZUELA--3.4%
Republic of Venezuela 10.75%, 9/19/13            $      500       $      613,750
Republic of Venezuela 9.25%, 9/15/27                    550              685,025
                                                                  --------------
                                                                       1,298,775
                                                                  --------------
VIETNAM--1.8%
Socialist Republic of Vietnam 5.875%, 3/12/16(c)        687              685,695
--------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $17,352,793)                                         19,208,510
--------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--44.6%

ARGENTINA--1.1%
Banco de Galicia y Buenos Aires RegS 9.14%,
  1/1/10 (Diversified Banks)(c)(f)                       88               88,708
Petrobras Energia SA RegS 9%, 5/1/09
  (Oil & Gas Exploration & Production)(f)               300              317,250
                                                                  --------------
                                                                         405,958
                                                                  --------------
BARBADOS--0.7%
Sagicor Financial Ltd. 144A 7.50%, 5/12/16
  (Multi-line Insurance)(b)                             250              247,765

BRAZIL--5.5%
Banco Votorantim 144A 9.25%, 12/20/12
  (Regional Banks)(b)                                   530(i)           232,369
CSN Islands VIII Corp. 144A 9.75%, 12/16/13
  (Steel)(b)                                            500              572,500
CSN Islands VIII Corp. RegS 9.75%, 12/16/13
  (Steel)(f)                                            500              566,250
Light Servicos de Electricidade SA Series C
  7.73%, 7/25/13 (Electric Utilities)(c)                196              194,040
Vale Overseas Ltd. 6.25%, 1/11/16  (Steel)              500              498,750
                                                                  --------------
                                                                       2,063,909
                                                                  --------------
COLOMBIA--2.7%
Compania de Desarrollo Aeropuerto Eldorado SA
  14A 10.19%, 5/31/11 (Airport Services)(b)             428              443,104
Transgas de Occidente SA 9.79%, 11/1/10
  (Oil & Gas Storage & Transportation)(b)               124              130,541
Transtel Intermedia SA 144A 12%, 6/1/16
  (Integrated Telecommunication Services)(b)            500              465,000
                                                                  --------------
                                                                       1,038,645
                                                                  --------------
DOMINICAN REPUBLIC--0.3%
Autopistas del Nordeste Cayman Ltd. 144A
  9.39%, 1/15/26 (Highways & Railtracks)(b)             104               99,925


                                                 PAR VALUE
                                                   (000)              VALUE
                                                 ----------       --------------
EGYPT--0.7%
Petroleum Export Ltd. RegS 5.265%, 6/15/11
  (Oil & Gas Exploration & Production)(f)        $      287       $      277,566

INDONESIA--0.7%
Excelcomindo Finance Co. BV 144A 7.125%,
  1/18/13 (Integrated Telecommunication
  Services)(b)                                          250              248,750

JAMAICA--0.3%
Air Jamaica Ltd. RegS 9.375%, 7/8/15 (Airlines)(f)      100              103,750

KAZAKHSTAN--2.2%
Kazkommerts International BV RegS 8.50%,
  4/16/13 (Diversified Banks)(f)                        400              422,420
TuranAlem Finance BV RegS 7.875%, 6/2/10
  (Diversified Banks)(f)                                400              410,964
                                                                  --------------
                                                                         833,384
                                                                  --------------
LUXEMBOURG--1.2%
RSHB Capital SA (OJSC Russian Agriculture
  Bank) Capital 144A 7.175%, 5/16/13
  (Regional Banks)(b)                                   200              207,000
UBS Luxembourg RegS (Vimpelcom) 8%, 2/11/10
(Wireless Telecommunication Services)(f)                250              256,025
                                                                  --------------
                                                                         463,025
                                                                  --------------
MALAYSIA--1.3%
Sarawak International, Inc. 5.50%, 8/3/15
  (Electric Utilities)                                  500              481,525

MEXICO--11.0%
America Movil S.A. de C.V. 5.50%, 3/1/14
  (Wireless Telecommunication Services)               1,000              972,474
Banco Mercantil del Norte SA 144A 5.875%,
   2/17/14 (Regional Banks)(b)(c)                     1,000            1,000,000
Pemex Project Funding Master Trust 144A
  8.625%, 12/1/23 (Oil & Gas Exploration &
  Production)(b)                                      1,000            1,198,500
Telefonos de Mexico SA de CV 5.50%, 1/27/15
  (Integrated Telecommunication Services)             1,000              969,836
                                                                  --------------
                                                                       4,140,810
                                                                  --------------
PERU--1.2%
Telefonica del Peru SA 144A 7.48%, 12/15/08
  (Integrated Telecommunication Services)(b)            458              465,208

Phoenix Emerging Markets Bond Fund

                                                 PAR VALUE
                                                   (000)              VALUE
                                                 ----------       --------------
PHILIPPINES--0.7%
Philippine Long Distance Telephone Co. Series E
  10.50%, 4/15/09 (Integrated
  Telecommunication Services)                    $      250       $      275,000

RUSSIA--9.1%
Edel Capital SA (Sinek) 7.70%, 8/3/15
  (Oil & Gas Storage & Transportation)                1,000            1,027,200
Gazprom OAO RegS 5.625%, 7/22/13
  (Oil & Gas Storage & Transportation)(f)               460              456,804
Gazprom OAO (Morgan Stanley Bank AG) 144A
  9.625%, 3/1/13  (Oil & Gas Storage &
  Transportation)(b)                                    250              295,938
Mobile Telesystems Finance SA RegS 8.375%,
  10/14/10 (Wireless Telecommunication
  Services)(f)                                          500              520,300
TNK-BP Finance SA 144A 6.875%, 7/18/11
  (Integrated Oil & Gas)(b)                             200              204,082
TNK-BP Finance Sa 144A 7.50%, 7/18/16
  (Integrated Oil & Gas)(b)                             400              415,878
Vimpelcom (UBS) RegS 8.25%, 5/23/16
  (Wireless Telecommunication Services)(f)              500              507,425
                                                                  --------------
                                                                       3,427,627
                                                                  --------------
SRI LANKA--0.6%
Sri Lanka Telecom Ltd. 6.875%, 11/30/09
  (Integrated Telecommunication Services)               250              230,209

TURKEY--1.5%
Bosphorus Financial Services Ltd. RegS 6.97%,
  2/15/12 (Other Diversified Financial
  Services)(c)(f)                                       550              556,875

UKRAINE--1.1%
Kyivstar GSM (Dresdner Bank AG) 144A 7.75%,
  4/27/12 (Integrated Telecommunication
  Services)(b)                                          250              256,563
The Export-Import Bank of Ukraine (Dresdner
  Bank AG) 7.75%, 9/23/09 (Diversified Banks)           150              152,205
                                                                  --------------
                                                                         408,768
                                                                  --------------
UNITED STATES--1.0%
General Electric Capital Corp. 9.50%, 8/4/10
  (Consumer Finance)                                  4,000(h)           377,533


                                                 PAR VALUE
                                                   (000)              VALUE
                                                 ----------       --------------
VENEZUELA--1.7%
Cerro Negro Finance Ltd 144A 7.90%, 12/1/20
  (Distillers & Vintners)(b)                     $      200       $      191,000
FertiNitro Financial 144A 8.29%, 4/1/20
  (Fertilizers & Agricultural Chemicals)(b)             200              164,001
Petrozuata Finance, Inc. 144A 8.22%, 4/1/17
  (Integrated Oil & Gas)(b)                             100               99,750
Petrozuata Finance, Inc. RegS 8.22%, 4/1/17
  (Integrated Oil & Gas)(f)                             200              201,000
                                                                  --------------
                                                                         655,751
--------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $16,572,676)                                         16,801,983
--------------------------------------------------------------------------------

CREDIT LINKED NOTES--0.7%

OTHER DIVERSIFIED FINANCIAL SERVICES--0.7%
ING Bank N.V. 144A 8.04%, 8/23/07(b)                  6,768(j)           253,098
--------------------------------------------------------------------------------
TOTAL CREDIT LINKED NOTES
(IDENTIFIED COST $240,578)                                               253,098
--------------------------------------------------------------------------------

LOAN AGREEMENTS--0.9%

DIVERSIFIED BANKS--0.9%
OJSC-ST. Petersburg Industry & Construction
  Bank (Deutsche Bank AG) 6.875%, 7/29/08               350              353,220
--------------------------------------------------------------------------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $353,527)                                               353,220
--------------------------------------------------------------------------------

                                                   SHARES             VALUE
                                                 ----------       --------------
FOREIGN COMMON STOCKS(d)--0.6%

BRAZIL--0.3%
Petroleo Brasileiro SA Sponsored ADR
  (Integrated Oil & Gas)                              1,300              116,558

MEXICO--0.3%
Gruma S.A. de CV ADR (Packaged Foods & Meats)         9,000              108,090
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $227,163)                                               224,648
--------------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--0.2%

iShares MSCI Brazil Index Fund                        1,500               58,755
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $57,401)                                                 58,755
--------------------------------------------------------------------------------

Phoenix Emerging Markets Bond Fund

                                                   SHARES          VALUE
                                                 ----------    --------------
WARRANTS--0.0%

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
Transtel Intermedia Strike 1.00 Columbian Peso
  6/11/16(e)(n)                                         500    $            0
--------------------------------------------------------------------------------
TOTAL WARRANTS
(IDENTIFIED COST $0)                                                        0
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.0%
(IDENTIFIED COST $34,804,138)                                      36,900,214
                                                               --------------

                                                 PAR VALUE
                                                   (000)            VALUE
                                                 ----------    --------------
SHORT-TERM INVESTMENTS--2.7%

COMMERCIAL PAPER(m)--2.7%
UBS Finance Delaware LLC 5.26%, 9/1/06           $    1,030    $    1,030,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,030,000)                                        1,030,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--100.7%
(IDENTIFIED COST $35,834,138)                                      37,930,214(a)

Other assets and liabilities, net--(0.7)%                            (258,298)
                                                               --------------
NET ASSETS--100.0%                                             $   37,671,916
                                                               ==============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,292,592 and gross depreciation of $309,105 for federal income tax purposes. At August 31, 2006, the aggregate cost of securities for federal income tax purposes was $35,946,727.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, these securities amounted to a value of $7,942,805 or 21.1% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A corporate bond or a common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(e) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At August 31, 2006, these securities amounted to a value of $0 or 0% of net assets.
(f) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(g) Par value represents Argentine Peso.
(h) Par value represents Mexican Peso.
(i) Par value represents Brazilian Real.
(j) Par value represents Russian Ruble.
(k) Par value represents Euro.
(l) Par value represents Colombian peso.
(m) The rate shown is the discount rate.
(n) Non-income producing.

Phoenix International Strategies Fund


                             SCHEDULE OF INVESTMENTS
                                 AUGUST 31, 2006
                                   (UNAUDITED)

                                                   SHARES             VALUE
                                                 ----------       --------------

FOREIGN COMMON STOCKS(c)--98.2%

AUSTRALIA--5.6%
CSR Ltd. (Industrial Conglomerates)                  61,566       $      148,067
Leighton Holdings Ltd. (Construction &
  Engineering)                                        6,170               93,320
Orica Ltd. (Diversified Chemicals)                   17,255              296,024
Oxiana Ltd. (Diversified Metals & Mining)           124,286              270,443
Publishing & Broadcasting Ltd. (Broadcasting &
  Cable TV)                                          29,248              409,994
QBE Insurance Group Ltd. (Property & Casualty
  Insurance)                                         37,561              684,252
Rio Tinto Ltd. (Diversified Metals & Mining)         24,109            1,342,804
Santos Ltd. (Oil & Gas Exploration & Production)    142,289            1,215,653
Westfield Group (Real Estate Management &
  Development)                                       24,360              339,800
Zinifex Ltd. (Diversified Metals & Mining)           19,742              179,369
                                                                  --------------
                                                                       4,979,726
                                                                  --------------
AUSTRIA--0.2%
Voestalpine AG (Steel)                                5,544              210,097

BELGIUM--1.4%
Dexia (Diversified Banks)                             4,506              115,746
Fortis BB (Other Diversified Financial
  Services)(f)                                        9,800              381,428
Fortis NA (Other Diversified Financial
  Services)(d)                                        6,160              239,755
KBC Groep N.V. (Diversified Banks)                    4,816              518,589
                                                                  --------------
                                                                       1,255,518
                                                                  --------------
CANADA--0.6%
Teck Cominco Ltd. Class B (Gold)                      8,500              566,000

CHINA--1.6%
ASM Pacific Technology Ltd. (Semiconductor
  Equipment)                                         25,000              129,544
China Petroleum & Chemical Corp. Class H
  (Integrated Oil & Gas)                            533,000              317,309
CNPC (Hong Kong) Ltd. (Oil & Gas Exploration &
  Production)                                        70,000               40,143
Kazakhmys plc (Diversified Metals & Mining)           4,773              111,328
PetroChina Co. Ltd. Class H (Integrated Oil &
  Gas)                                              580,000              654,036
Truly International Holdings Ltd. (Electronic
  Equipment Manufacturers)                           10,000               12,459


                                                   SHARES             VALUE
                                                 ----------       --------------

CHINA--(CONTINUED)
Yanzhou Coal Mining Co. Ltd. (Coal &
  Consumable Fuels)                                 252,000       $      177,888
                                                                  --------------
                                                                       1,442,707
                                                                  --------------
DENMARK--0.6%
Danske Bank A/S (Diversified Banks)                  13,000              500,137

FRANCE--11.1%
Air France-KLM (Airlines)                             8,774              239,429
Alcatel SA (Communications Equipment)                43,100              540,579
Alstom (Heavy Electrical Equipment)(b)                5,000              471,462
Arkema (Diversified Chemicals)(b)                       420               16,374
AXA SA (Multi-line Insurance)                        16,667              619,222
BNP Paribas SA (Diversified Banks)                   10,251            1,089,386
Bouygues SA (Wireless Telecommunication
  Services)                                           8,300              437,038
Capgemini SA (IT Consulting & Other Services)         8,300              454,690
Carrefour SA (Hypermarkets & Super Centers)           6,300              388,711
Lafarge SA (Construction Materials)                   3,400              437,768
LVMH Moet Hennessy Louis Vuitton SA
  (Apparel, Accessories & Luxury Goods)               3,274              337,026
Sanofi-aventis (Pharmaceuticals)                      3,200              287,182
Societe Generale (Diversified Banks)                  8,921            1,440,069
Suez SA (Multi-Utilities)                            12,000              513,177
Technip SA (Oil & Gas Equipment & Services)           6,075              350,545
Total SA (Integrated Oil & Gas)                      16,800            1,134,277
Vallourec SA (Industrial Machinery)                   1,509              338,319
Vivendi Universal SA (Movies & Entertainment)        21,695              746,282
                                                                  --------------
                                                                       9,841,536
                                                                  --------------
GERMANY--8.5%
Allianz AG Registered Shares (Multi-line
  Insurance)                                          6,073            1,029,893
BASF AG (Diversified Chemicals)                       1,095               90,246
Bayerische Motoren Werke AG (Automobile
  Manufacturers)                                     13,102              678,810
Commerzbank AG (Diversified Banks)                   11,862              414,878
Deutsche Lufthansa AG Registered Shares
  (Airlines)                                         36,239              717,769
E.ON AG (Electric Utilities)                          6,056              768,027
Fresenius Medical Care AG (Health Care
  Services)                                           2,800              369,411

Phoenix International Strategies Fund

                                                   SHARES             VALUE
                                                 ----------       --------------
GERMANY--(CONTINUED)
Heidelberger Druckmaschinen AG (Industrial
  Machinery)                                          1,676       $       67,250
MAN AG (Industrial Machinery)                        13,249            1,013,513
Metro AG (Hypermarkets & Super Centers)               7,300              429,087
Puma AG Rudolf Dassler Sport (Footwear)                 366              126,945
Salzgitter AG (Steel)                                 4,592              411,400
SAP AG (Application Software)                         2,300              439,315
Solarworld AG (Electrical Components &
  Equipment)                                          6,642              393,049
ThyssenKrupp AG (Steel)                              15,272              520,056
Volkswagen AG (Automobile Manufacturers)              1,121               89,545
                                                                  --------------
                                                                       7,559,194
                                                                  --------------
GREECE--0.6%
Alpha Bank A.E. (Diversified Banks)                  18,900              502,676
Tsakos Energy Navigation Ltd. (Oil & Gas
  Equipment & Services)                                 640               29,562
                                                                  --------------
                                                                         532,238
                                                                  --------------
HONG KONG--2.9%
Bank of East Asia, Ltd. (Diversified Banks)          27,600              122,789
Cheung Kong Holdings Ltd. (Real Estate
  Management & Development)                          40,000              441,801
China Mobile Ltd. (Wireless Telecommunication
  Services)                                          50,000              336,237
China Netcom Group Corp. (Integrated
  Telecommunication Services)                       112,000              196,717
CNOOC Ltd. (Oil & Gas Exploration &
  Production)                                       283,000              247,440
Guangdong Investments Ltd. (Industrial
  Conglomerates)                                    676,000              262,499
Jiangxi Copper Co. Ltd. (Diversified Metals &
  Mining)                                           224,000              212,559
Sun Hung Kai Properties Ltd. (Real Estate
  Management & Development)                          27,000              294,397
Television Broadcasts Ltd. (Broadcasting &
  Cable TV)                                          54,000              306,548
VTech Holdings Ltd. (Communications
  Equipment)                                         36,998              180,536
                                                                  --------------
                                                                       2,601,523
                                                                  --------------
ITALY--2.2%
ENI S.p.A. (Integrated Oil & Gas)                    50,798            1,555,406
UniCredito Italiano S.p.A. (Diversified Banks)       51,700              411,984
                                                                  --------------
                                                                       1,967,390
                                                                  --------------


                                                   SHARES             VALUE
                                                 ----------       --------------
JAPAN--20.5%
ABILIT Corp. (Leisure Products)                       1,600       $        8,818
AEON Co. Ltd. (Hypermarkets & Super Centers)         40,300            1,014,409
Brother Industries, Ltd. (Office Electronics)         5,000               57,072
Canon, Inc. (Office Electronics)                     15,000              746,199
Central Japan Railway Co. (Railroads)                   104            1,125,090
Chiba Bank Ltd. (The) (Regional Banks)               15,000              139,657
Daiwa House Industry Co. Ltd. (Homebuilding)         20,000              325,738
Fuji Heavy Industries (Automobile
  Manufacturers)                                     23,000              133,029
Fujikura Ltd. (Electrical Components &
  Equipment)                                         29,000              342,630
Haseko Corp. (Homebuilding)(b)                       19,500               69,764
Kao Corp. (Household Products)                       16,000              426,594
KDDI Corp. (Wireless Telecommunication
  Services)                                              37              244,261
Keyence Corp. (Electronic Equipment
  Manufacturers)                                      1,300              299,987
Mazda Motor Corp. (Automobile Manufacturers)        100,000              640,572
Millea Holdings, Inc. (Property & Casualty
  Insurance)                                             27              496,784
Mitsui Sumitomo Insurance Co. Ltd. (Property &
  Casualty Insurance)                                37,000              451,331
Momiji Holdings, Inc. (Regional Banks)(b)                12               29,643
Murata Manufacturing Co. Ltd. (Electronic
  Equipment Manufacturers)                            9,900              681,392
Nikko Cordial Corp. (Investment Banking &
  Brokerage)                                         30,000              380,766
Nippon Mining Holdings, Inc. (Oil & Gas Refining
  & Marketing)                                       24,000              175,817
Nippon Oil Corp. (Oil & Gas Refining &
  Marketing)                                         93,000              706,640
Nissan Diesel Motor Co. Ltd. (Construction &
  Farm Machinery & Heavy Trucks)                      8,000               32,506
Nissan Motor Co. Ltd. (Automobile
  Manufacturers)                                     23,000              261,357
Nissin Kogyo Co. Ltd (Auto Parts & Equipment)        14,700              309,289
Nomura Holdings, Inc. (Investment Banking &
  Brokerage)                                         20,800              402,198
NTT DoCoMo, Inc. (Wireless Telecommunication
  Services)                                             257              398,433
OMRON Corp. (Electronic Equipment
  Manufacturers)                                     17,000              395,332
Resona Holdings, Inc. (Regional Banks)                  325            1,024,320
SBI Holdings, Inc. (Asset Management &
  Custody Banks)                                        195               74,332

Phoenix International Strategies Fund

                                                   SHARES             VALUE
                                                 ----------       --------------
JAPAN--(CONTINUED)
Secom Co. Ltd. (Specialized Consumer
  Services)                                          10,000       $      496,614
Sekisui House Ltd. (Homebuilding)                    40,000              593,552
Sharp Corp. (Consumer Electronics)                   25,000              447,208
Shinsei Bank Ltd. (Regional Banks)                   68,000              418,791
Sumisho Lease Co. Ltd. (Consumer Finance)             1,600               87,908
Sumitomo Metal Mining Co. Ltd (Diversified
  Metals & Mining)                                   30,000              422,931
Sumitomo Trust & Banking Co. Ltd. (The)
  (Diversified Banks)                                82,000              873,819
Suzuki Motor Corp. (Automobile Manufacturers)        35,500              910,218
Tokyo Electric Power Co., Inc. (The)
  (Electric Utilities)                               13,600              388,091
Tokyo Electron Ltd. (Semiconductor Equipment)        20,800            1,367,827
Yamaha Motor Co. Ltd. (Motorcycle
  Manufacturers)                                     28,300              754,538
Yamato Kogyo Co. Ltd. (Steel)                         3,100               70,770
                                                                  --------------
                                                                      18,226,227
                                                                  --------------
MALAYSIA--0.3%
British American Tobacco Malaysia Berhad
  (Tobacco)                                           1,700               19,166
DiGi.Com Berhad (Integrated Telecommunication
  Services)                                          57,800              185,287
Shell Refining Co. (Oil & Gas Refining &
  Marketing)                                          4,500               13,325
                                                                  --------------
                                                                         217,778
                                                                  --------------
NETHERLANDS--5.7%
Akzo Nobel N.V. (Diversified Chemicals)               7,786              448,477
ASML Holding N.V. (Semiconductor Equipment)(b)       20,300              443,685
Heineken N.V. (Brewers)                              21,898            1,015,856
ING Groep N.V. (Other Diversified Financial
  Services)                                          61,816            2,672,846
Wolters Kluwer N.V. (Publishing & Printing)          17,900              452,688
                                                                  --------------
                                                                       5,033,552
                                                                  --------------
NORWAY--0.3%
Orkla ASA (Industrial Conglomerates)                    525               25,743
Statoil ASA (Integrated Oil & Gas)                    7,000              188,786
                                                                  --------------
                                                                         214,529
                                                                  --------------
RUSSIA--0.5%
LUKOIL Sponsored ADR (Integrated Oil & Gas)           2,300              190,210


                                                   SHARES             VALUE
                                                 ----------       --------------
RUSSIA--(CONTINUED)
Mobile TeleSystems OJSC Sponsored ADR
  (Wireless Telecommunication Services)               7,000       $      256,200
                                                                  --------------
                                                                         446,410
                                                                  --------------
SINGAPORE--0.8%
CapitaLand Ltd. (Real Estate Management &
  Development)                                      150,000              453,694
United Overseas Bank Ltd. (Diversified Banks)        21,000              208,165
                                                                  --------------
                                                                         661,859
                                                                  --------------
SOUTH KOREA--0.3%
LG Telecom Ltd. (Communications Equipment)(b)        21,551             245,484
                                                                  --------------
SPAIN--4.5%
Actividades de Construccion y Servicios SA
  (Construction & Engineering)                        3,159              141,691
Banco Bilbao Vizcaya Argentaria S.A.
  (Diversified Banks)                                75,595            1,727,775
Banco Santander Central Hispano SA
  (Diversified Banks)                               113,365            1,758,824
Fomento de Construcciones y Contratas SA
  (Construction & Engineering)                        4,710              367,483
                                                                  --------------
                                                                       3,995,773
                                                                  --------------
SWEDEN--0.7%
Jm AB (Construction & Engineering)                    5,068               79,026
Lindex AB (Apparel Retail)                            4,000               51,885
Securitas AB Class B (Diversified Commercial &
  Professional Services)                             20,100              353,639
SKF AB Class B (Industrial Machinery)                11,400              162,816
                                                                  --------------
                                                                         647,366
                                                                  --------------
SWITZERLAND--5.5%
Actelion Ltd. Registered Shares
  (Biotechnology)(b)                                    399               53,423
Credit Suisse Group Registered Shares
  (Diversified Capital Markets)                       5,720              319,030
Geberit AG (Building Products)                           80               93,204
Novartis AG Registered Shares
  (Pharmaceuticals)                                  16,800              958,849
Phonak Holding AG Registered Shares
  (Health Care Equipment)                               597               35,650
Roche Holding AG Registered Shares
  (Pharmaceuticals)                                   6,300            1,161,368
Swiss Life Holding (Life & Health Insurance)(b)       1,329              321,493
UBS AG (Diversified Capital Markets)                 10,000              565,869

Phoenix International Strategies Fund

                                                   SHARES             VALUE
                                                 ----------       --------------
SWITZERLAND--(CONTINUED)
Zurich Financial Services AG Registered Shares
  (Multi-line Insurance)                              6,019       $    1,371,678
                                                                  --------------
                                                                       4,880,564
                                                                  --------------
TAIWAN--0.9%
Nanya Technology Corp. (Semiconductors)              72,000               50,230
Taiwan Semiconductor Manufacturing Co. Ltd.
  (Semiconductors)                                  436,035              770,102
                                                                  --------------
                                                                         820,332
                                                                  --------------
THAILAND--0.6%
Advanced Info Service plc NVDR (Wireless
  Telecommunication Services)                       116,000              276,264
Bangkok Bank plc NVDR (Regional Banks)              100,900              281,919
                                                                  --------------
                                                                         558,183
                                                                  --------------
TURKEY--0.4%
Dogan Sirketler Grubu Holdings A.S.
  (Industrial Machinery)                             86,676              369,854

UNITED KINGDOM--20.1%
Antofagasta plc (Diversified Metals & Mining)       194,925            1,727,677
Ashtead Group plc (Trading Companies &
  Distributors)                                      17,813               44,685
AstraZeneca plc (Pharmaceuticals)                    39,271            2,545,287
Aviva plc (Multi-line Insurance)                     39,300              552,235
BAE Systems plc (Aerospace & Defense)                49,000              345,668
Barclays plc (Diversified Banks)                     41,600              520,792
British Airways plc (Airlines)(b)                   130,420            1,019,993
British American Tobacco plc (Tobacco)               53,305            1,461,523
British Sky Broadcasting plc (Broadcasting &
  Cable TV)                                          44,000              469,574
BT Group plc (Integrated Telecommunication
  Services)                                           5,743               26,955
Catlin Group Ltd. (Property & Casualty
  Insurance)                                          1,256               11,288
CSR plc (Communications Equipment)(b)                11,344              253,145
Drax Group plc (Electric Utilities)(b)               13,146              225,274
Emap plc (Publishing & Printing)                     24,600              335,369
GlaxoSmithKline plc (Pharmaceuticals)                36,500            1,034,120
HSBC Holdings plc (Diversified Banks)                96,708            1,754,812
Legal & General Group plc (Life & Health
  Insurance)                                        213,300              534,062
Marks & Spencer Group plc (Department Stores)        64,077              722,879
National Grid plc (Multi-Utilities)                  35,485              431,063
NETeller plc (Other Diversified Financial
  Services)(b)                                       14,300              113,812
Next plc (Department Stores)                          3,415              108,393


                                                   SHARES             VALUE
                                                 ----------       --------------
UNITED KINGDOM--(CONTINUED)
Resolution plc (Life & Health Insurance)             38,698       $      438,410
Rolls-Royce Group plc Class B (Aerospace &
  Defense)(b)                                        57,591              478,372
Scottish & Newcastle plc (Brewers)                   42,200              442,329
Smiths Group plc (Industrial Conglomerates)          25,000              409,368
Sportingbet plc (Casinos & Gaming)                   19,900               95,957
Standard Chartered plc (Diversified Banks)           37,175              930,791
Vodafone Group plc (Wireless
  Telecommunication Services)                       384,650              833,091
                                                                  --------------
                                                                      17,866,924
                                                                  --------------
UNITED STATES--1.5%
AEGON N.V. (Life & Health Insurance)                 18,601              332,199
AUR Resources, Inc. (Diversified Metals &
  Mining)                                             1,000               16,873
Gerdau Ameristeel Corp. (Steel)                       4,900               47,745
MTU Aero Engines Holdings (Aerospace &
  Defense)                                            1,138               39,365
Royal Dutch Shell plc Class A
  (Integrated Oil & Gas)(e)                          20,900              724,258
Royal Dutch Shell plc Class A
  (Integrated Oil & Gas)(d)                           4,464              154,357
                                                                  --------------
                                                                       1,314,797
                                                                  --------------
VENEZUELA--0.3%
Compania Anonima Nacional Telefonos de
  Venezuela ADR (Integrated
  Telecommunication Services)                        13,000              254,930
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $71,935,334)                                         87,210,628
--------------------------------------------------------------------------------
FOREIGN PREFERRED STOCKS(c)--0.2%

GERMANY--0.2%
Porsche AG Pfd. 0.64% (Automobile
  Manufacturers)                                        194              198,886
--------------------------------------------------------------------------------
TOTAL FOREIGN PREFERRED STOCKS
(IDENTIFIED COST $147,165)                                               198,886
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.4%
(IDENTIFIED COST $72,082,499)                                         87,409,514
--------------------------------------------------------------------------------

Phoenix International Strategies Fund


                                                 PAR VALUE
                                                   (000)              VALUE
                                                 ----------      ---------------
SHORT-TERM INVESTMENTS--0.8%

COMMERCIAL PAPER(g)--0.8%
UBS Finance Delaware LLC 5.26%, 9/1/06           $      695      $    695,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $695,000)                                            695,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--99.2%
(IDENTIFIED COST $72,777,499)                                      88,104,514(a)

Other assets and liabilities, net--0.8%                               713,122
                                                                 ------------
NET ASSETS--100.0%                                               $ 88,817,636
                                                                 ============

 (a)Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $16,243,547 and gross depreciation of $979,851 for federal income tax purposes. At August 31, 2006, the aggregate cost of securities for federal income tax purposes was $72,840,818.
 (b)Non-income producing.
 (c)Common and preferred stocks are considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1D "Foreign security country determination" in the Notes to Schedules of Investments.
 (d)Shares traded on Amsterdam Exchange.
 (e)Shares traded on London Exchange.
 (f)Shares traded on Brussels Exchange.
 (g)The rate shown is the discount rate.

Phoenix International Strategies Fund


                            INDUSTRY DIVERSIFICATION
          AS A PERCENTAGE OF TOTAL VALUE OF TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)


Aerospace & Defense                           1.0%
Airlines                                      2.3
Apparel Retail                                0.1
Apparel, Accessories & Luxury Goods           0.4
Application Software                          0.5
Asset Management & Custody Banks              0.1
Auto Parts & Equipment                        0.4
Automobile Manufacturers                      3.3
Biotechnology                                 0.1
Brewers                                       1.7
Broadcasting & Cable TV                       1.4
Building Products                             0.1
Casinos & Gaming                              0.1
Coal & Consumable Fuels                       0.2
Communications Equipment                      1.4
Construction & Engineering                    0.8
Construction Materials                        0.5
Consumer Electronics                          0.5
Consumer Finance                              0.1
Department Stores                             1.0
Diversified Banks                            14.7
Diversified Capital Markets                   1.0
Diversified Chemicals                         1.0
Diversified Commercial & Professional
  Services                                    0.4
Diversified Metals & Mining                   4.9
Electric Utilities                            1.6
Electrical Components & Equipment             0.8
Electronic Equipment Manufacturers            1.6
Footwear                                      0.1
Gold                                          0.6
Health Care Services                          0.4
Heavy Electrical Equipment                    0.5
Homebuilding                                  1.1
Household Products                            0.5
Hypermarkets & Super Centers                  2.1
IT Consulting & Other Services                0.5
Industrial Conglomerates                      1.0
Industrial Machinery                          2.2
Integrated Oil & Gas                          5.6

Integrated Telecommunication Services         0.8%
Investment Banking & Brokerage                0.9
Life & Health Insurance                       1.9
Motorcycle Manufacturers                      0.9
Movies & Entertainment                        0.9
Multi-Utilities                               1.1
Multi-line Insurance                          4.1
Office Electronics                            0.9
Oil & Gas Equipment & Services                0.4
Oil & Gas Exploration & Production            1.7
Oil & Gas Refining & Marketing                1.0
Other Diversified Financial Services          3.9
Pharmaceuticals                               6.8
Property & Casualty Insurance                 1.9
Publishing & Printing                         0.9
Railroads                                     1.3
Real Estate Management & Development          1.7
Regional Banks                                2.2
Semiconductor Equipment                       2.2
Semiconductors                                0.9
Specialized Consumer Services                 0.6
Steel                                         1.4
Tobacco                                       1.7
Trading Companies & Distributors              0.1
Wireless Telecommunication Services           3.2
                                           ------
                                            100.0%
                                           ======

Phoenix Real Estate Securities Fund


                             SCHEDULE OF INVESTMENTS
                                 AUGUST 31, 2006
                                   (UNAUDITED)



                                                   SHARES           VALUE
                                                 ----------     -------------
DOMESTIC COMMON STOCKS--97.1%

REAL ESTATE INVESTMENT TRUSTS--97.1%

DIVERSIFIED--5.0%
PS Business Parks, Inc.                              70,213     $   4,291,418
Vornado Realty Trust                                531,837        56,326,857
--------------------------------------------------------------------------------
TOTAL DIVERSIFIED                                                  60,618,275
--------------------------------------------------------------------------------
HEALTH CARE--2.7%
Ventas, Inc.                                        824,459        33,019,583

INDUSTRIAL/OFFICE--28.8%

INDUSTRIAL--7.3%
AMB Property Corp.                                  428,339        23,914,166
ProLogis                                          1,149,667        64,910,199
                                                                -------------
                                                                   88,824,365
                                                                -------------

OFFICE--21.5%
Alexandria Real Estate Equities, Inc.               382,079        37,451,384
Boston Properties, Inc.                             466,383        47,398,504
Corporate Office Properties Trust                   900,194        42,282,112
Digital Realty Trust, Inc.                          713,389        21,337,465
Equity Office Properties Trust                      531,533        19,714,559
Kilroy Realty Corp.                                 382,227        30,222,689
Reckson Associates Realty Corp.                     405,764        17,362,642
SL Green Realty Corp.                               404,058        45,076,710
                                                                -------------
                                                                  260,846,065
                                                                -------------
-----------------------------------------------------------------------------
TOTAL INDUSTRIAL/OFFICE                                           349,670,430
-----------------------------------------------------------------------------
LODGING/RESORTS--10.7%
DiamondRock Hospitality Co.                         462,952         7,777,594
Host Hotels & Resorts, Inc.                       2,841,186        64,040,323
LaSalle Hotel Properties                            359,346        15,789,663
Strategic Hotel & Resorts, Inc.                     609,836        12,440,654
Sunstone Hotel Investors, Inc.                      998,877        29,866,422
-----------------------------------------------------------------------------
TOTAL LODGING/RESORTS                                             129,914,656
-----------------------------------------------------------------------------
RESIDENTIAL--21.7%

APARTMENTS--21.7%
Apartment Investment & Management Co. Class A       305,335        15,645,365
Archstone-Smith Trust                               971,020        51,638,844
AvalonBay Communities, Inc.                         330,096        39,941,616
Camden Property Trust                               325,592        25,262,683


                                                   SHARES           VALUE
                                                 ----------     -------------
REAL ESTATE INVESTMENT TRUSTS--(CONTINUED)

RESIDENTIAL--(CONTINUED)
Equity Residential                                1,276,449     $  63,656,512
Essex Property Trust, Inc.                          333,682        41,867,081
United Dominion Realty Trust, Inc.                  830,969        25,352,864
-----------------------------------------------------------------------------
TOTAL RESIDENTIAL                                                 263,364,965
-----------------------------------------------------------------------------
RETAIL--22.0%

REGIONAL MALLS--12.8%
General Growth Properties, Inc.                     774,589        35,112,119
Macerich Co. (The)                                  502,235        37,496,865
Simon Property Group, Inc.                          979,595        83,059,860
                                                                -------------
                                                                  155,668,844
                                                                -------------
SHOPPING CENTERS--9.2%
Developers Diversified Realty Corp.                 729,770        39,480,557
Kimco Realty Corp.                                1,023,482        42,525,677
Pan Pacific Retail Properties, Inc.                  67,891         4,740,150
Regency Centers Corp.                               376,800        25,347,336
                                                                -------------
                                                                  112,093,720
                                                                -------------
-----------------------------------------------------------------------------
TOTAL RETAIL                                                      267,762,564
-----------------------------------------------------------------------------
SELF STORAGE--6.2%
Extra Space Storage, Inc.                         1,176,833        20,594,578
Public Storage, Inc.                                626,873        54,318,545
-----------------------------------------------------------------------------
                                                                   74,913,123
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.1%
(IDENTIFIED COST $780,387,909)                                  1,179,263,596
-----------------------------------------------------------------------------

                                                 PAR VALUE
                                                   (000)            VALUE
                                                 ----------     -------------
SHORT-TERM INVESTMENTS (b)--2.8%

COMMERCIAL PAPER (b)--2.8%
Ciesco LLC 5.30%, 9/1/06                         $    1,640         1,640,000
George Street Finance LLC 5.32%, 9/1/06               2,815         2,815,000
Coca-Cola Co. Bottling Co. 5.25%, 9/5/06                345           344,799
Danaher Corp. 5.25%, 9/5/06                           3,405         3,403,014
Danaher Corp. 5.25%, 9/6/06                           3,170         3,167,689
Honeywell International 5.21%, 9/6/06                 1,495         1,493,918
Danske Corp. 5.25%, 9/7/06                            4,375         4,371,172
Private Export Funding Corp. 5.25%, 9/7/06            1,700         1,698,512

Phoenix Real Estate Securities Fund

                                                 PAR VALUE
                                                   (000)           VALUE
                                                 ----------   ---------------

COMMERCIAL PAPER--(CONTINUED)
Bellsouth Corp. 5.23%, 9/8/06                    $    2,175   $     2,172,788
International Lease Finance Corp. 5.06%,
  9/13/06                                             1,223         1,220,890
General Electric Capital Corp. 5.526%, 9/18/06          200           200,011
George Street Finance LLC 5.27%, 9/18/06              2,345         2,339,164
Ranger Funding Co. LLC 5.37%, 9/19/06                 2,780         2,772,536
Ranger Funding Co LLC 5.26%, 9/22/06                    394           392,791
Harley-Davidson Funding 5.26%, 9/27/06                3,060         3,048,375
UBS Finance Delaware LLC 5.27%, 10/18/06                800           794,496
Old Line Funding Corp. 5.27%, 10/25/06                1,746         1,731,968
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $33,607,403)                                      33,607,123
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $813,995,312)                                  1,212,870,719(a)

Other assets and liabilities, net--0.1%                             1,620,546
                                                              ---------------
NET ASSETS--100.0%                                            $ 1,214,491,265
                                                              ===============

 (a)Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $398,680,617 and gross depreciation of $721 for federal income tax purposes. At August 31, 2006, the aggregate cost of securities for federal income tax purposes was $814,190,823.
 (b)The rate shown is the discount rate.

Phoenix Tax-Exempt Bond Fund


                             SCHEDULE OF INVESTMENTS
                                 AUGUST 31, 2006
                                   (UNAUDITED)


                                                 PAR VALUE
                                                   (000)           VALUE
                                                 ----------   ---------------

MUNICIPAL BONDS--97.9%

ALABAMA--2.3%
Birmingham Capital Improvement Series A
  5.50%, 8/1/25                                  $    1,000     $   1,066,720

ARKANSAS--0.3%
Drew County Public Facilities Board Single
  Family Mortgage Series A-2 7.90%, 8/1/11
  (FNMA Collateralized)                                  35            35,609
Jacksonville Residential Housing Facilities
  Board Single Family Mortgage Series A-2
  7.90%, 1/1/11 (FNMA Collateralized)                    34            33,787
Lonoke County Residential Housing Facilities
  Board Single Family Mortgage Series A-2
  7.90%, 4/1/11 (FNMA Collateralized)                    49            50,384
Stuttgart Public Facilities Board Single
  Family Mortgage Series A-2 7.90%, 9/1/11
  (FNMA Collateralized)                                  16            16,363
                                                                -------------
                                                                      136,143
                                                                -------------
CALIFORNIA--18.3%
California State 5%, 2/1/20                             750           790,245
Los Angeles Unified School District Election of
  1997 Series E 5.125%, 1/1/27 (MBIA Insured)         1,120         1,179,427
Riverside County Single Family Issue B 8.625%,
  5/1/16 (GNMA Collateralized)(c)                     4,300         5,895,859
South Gate Utility Authority 0%, 10/1/19
  (FGIC Insured)                                      1,385           785,184
                                                                -------------
                                                                    8,650,715
                                                                -------------
CONNECTICUT--4.0%
Connecticut State Health & Educational Facilities
  Authority Series C 5%, 7/1/25 (Radian Insured)        325           338,143
Mashantucket Western Pequot Tribe Series A
  144A 6.50%, 9/1/06(b)                                 495           495,000
Mashantucket Western Pequot Tribe Series B
  144A 5.60%, 9/1/09(b)                               1,000         1,036,920
                                                                -------------
                                                                    1,870,063
                                                                -------------

                                                 PAR VALUE
                                                   (000)            VALUE
                                                 ----------     -------------

DELAWARE--1.1%
Wilmington Parking Authority 4.375%, 3/15/35
  (MBIA Insured)                                 $      500     $     499,590

FLORIDA--1.1%
Brevard County Health Facilities
  Authority 5%, 4/1/34                                  500           515,715

GEORGIA--4.4%
Cartersville Development Authority
  5.625%, 5/1/09                                      2,000         2,087,060

ILLINOIS--5.8%
Chicago Board of Education Certificate of
  Participation Series A 6%, 1/1/20
  (MBIA Insured)                                        500           584,435
Illinois Finance Authority Series A
  5%, 7/1/23 (XLCA Insured)                             500           522,665
Illinois Health Facilities Authority Series C
  7%, 4/1/08 (FSA Insured)                              585           603,965
Metropolitan Pier & Exposition Authority
  6.50%, 6/15/07 (FGIC Insured)(c)                       30            30,279
Metropolitan Pier & Exposition Authority
  Series A 5.50%, 6/15/27                             1,000         1,001,300
                                                                -------------
                                                                    2,742,644
                                                                -------------
KENTUCKY--6.1%
Kentucky State Turnpike Authority 0%, 1/1/10
  (FGIC Insured)                                      3,300         2,897,235

LOUISIANA--7.9%
Louisiana Local Government Environmental
  Facilities & Community Development Authority
  5.25%, 12/1/18 (AMBAC Insured)                      2,500         2,716,525
Orleans Parish Parishwide School District
  Series B 5.50%, 9/1/20 (FGIC Insured)               1,000         1,026,230
                                                                -------------
                                                                    3,742,755
                                                                -------------
MICHIGAN--1.6%
Coldwater Community Schools 5.625%, 5/1/15
  Prerefunded 5/1/11 @100 (Q-SBLF
  Guaranteed)                                           700           759,570

Phoenix Tax-Exempt Bond Fund

                                                 PAR VALUE
                                                   (000)            VALUE
                                                 ----------     -------------
NEW JERSEY--6.4%
Camden County Municipal Utilities Authority
  Series B 0%, 9/1/11 (FGIC Insured)             $    3,000     $   2,470,830
New Jersey State Transportation Trust Fund
  Authority Series A 5.25%, 12/15/22                    500           558,275
                                                                -------------
                                                                    3,029,105
                                                                -------------
NEW YORK--0.4%
Long Island Power Authority Series B 5%, 12/1/35        200           207,800

NORTH CAROLINA--3.1%
North Carolina Municipal Power Agency No. 1
  Catawba Electric 6%, 1/1/09 (AMBAC Insured)         1,385         1,456,992

PENNSYLVANIA--1.4%
Delaware County Authority Series A 5%, 6/1/21
  (Radian Insured)                                      625           654,225

TENNESSEE--4.8%
Metropolitan Government Nashville & Davidson
  County Health & Educational Facilities Board
  6%, 12/1/16 (AMBAC Insured)                         1,500         1,722,315
Tennessee Energy Acquisition Corp. Series A
  5.25%, 9/1/20                                         500           552,865
                                                                -------------
                                                                    2,275,180
                                                                -------------
TEXAS--15.5%
Alvin Independent School District
  4.50%, 2/15/26 (PSF Guaranteed)                       500           501,900
Canyon Independent School District Series A
  5.375%, 2/15/24 (PSF Guaranteed)                    1,170         1,263,284
Killeen 4.70%, 8/1/24 (MBIA Insured)                    340           348,443
Northwest Independent School District 5%,
  8/15/28 (PSF Guaranteed)                            1,225         1,269,982
San Antonio Electric & Gas 5%, 2/1/12(c)                 15            15,969
Texas State Public Finance Authority 6.25%,
  8/1/09 (MBIA Insured)                                 795           827,428
United Independent School District 4.50%,
  8/15/30 (PSF Guaranteed)                            1,000         1,002,170


                                                 PAR VALUE
                                                   (000)            VALUE
                                                 ----------     -------------
TEXAS--(CONTINUED)
University of Texas Permanent University
  Fund Series B 5%, 7/1/26                       $    1,000     $   1,054,160
Williamson County 5.25%, 2/15/25 (FSA Insured)        1,000         1,061,560
                                                                -------------
                                                                    7,344,896
                                                                -------------
VIRGINIA--6.2%
Pittsylvania County Industrial Development
  Authority Series A 7.45%, 1/1/09                      700           707,609
Upper Occoquan Sewage Authority Series A
  5.15%, 7/1/20 (MBIA Insured)                        2,000         2,239,980
                                                                -------------
                                                                    2,947,589
                                                                -------------
WEST VIRGINIA--1.1%
Monongalia County Building Commission Series A
  5%, 7/1/30                                            500           508,890

WISCONSIN--6.1%
Wisconsin State Clean Water Series 1
  6.875%, 6/1/11                                        750           828,833
Wisconsin State Health and Educational
  Facilities Authority Howard Young
  5%, 8/15/18 (Radian Insured)                        2,000         2,039,300
                                                                -------------
                                                                    2,868,133
                                                                -------------
-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $43,173,717)                                      46,261,020
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.9%
(IDENTIFIED COST $43,173,717)                                      46,261,020
                                                                -------------


SHORT-TERM INVESTMENTS--1.5%

COMMERCIAL PAPER(e)--1.5%
UBS Finance Delaware LLC 5.26%, 9/1/06                  710           710,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $710,000)                                            710,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.4%
(IDENTIFIED COST $43,883,717)                                      46,971,020(a)

Other assets and liabilities, net--0.6%                               305,823
                                                                -------------
NET ASSETS--100.0%                                              $  47,276,843
                                                                =============

 (a)Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,115,103 and gross depreciation of $6,588 for federal income tax purposes. At August 31, 2006, the aggregate cost of securities for federal income tax purposes was $43,862,505.
 (b)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, these securities amounted to a value of $1,531,920 or 3.2% of net assets.
 (c)Escrowed to maturity.
 (d)At August 31, 2006, 74% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: AMBAC 12.5%, FGIC 15.3%, GNMA 12.5% and MBIA 12%.
 (e)The rate shown is the discount rate.

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO SCHEDULES OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Phoenix Multi-Portfolio Fund in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION

    Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

    Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

    As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

    Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis. On August 31, 2006, the International Strategies Fund utilized fair value pricing for its foreign common stocks.

    Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME

    Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. FOREIGN CURRENCY TRANSLATION

    Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

D. FOREIGN SECURITY COUNTRY DETERMINATION

    A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

E. REIT INVESTMENTS

    With respect to Phoenix-Real Estate Securities Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

F. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

    Certain Funds may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased.

NOTE 2 - CREDIT RISK AND ASSET CONCENTRATIONS

    In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

    Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

    High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

NOTE 3--MERGER

    The Board of Trustees has unanimously approved the merger of the Phoenix Tax-Exempt Bond Fund with and into the Phoenix Insight Tax-Exempt Bond Fund of the Phoenix Insight Funds Trust. Pursuant to an Agreement and Plan of Reorganization (the "Agreement") approved by the Board the Phoenix Tax-Exempt Bond Fund will transfer all or substantially all or its assets to the Phoenix Insight Tax-Exempt Bond Fund, in exchange for shares of the Phoenix Insight Tax-Exempt Bond Fund and the assumption by Phoenix Insight Tax-Exempt Bond Fund of all the liabilities of the Phoenix Tax-Exempt Bond Fund. Following the exchange, the Phoenix Tax-Exempt Bond Fund will distribute the shares of the Phoenix Insight Tax-Exempt Bond Fund to its shareholders pro rata, in liquidation of the Phoenix Tax-Exempt Bond Fund. The merger will take place on or about October 20, 2006.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Phoenix Multi-Portfolio Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date     October 26, 2006
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date     October 26, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date     October 26, 2006
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.